Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans
19. Employee Benefit Plans

A subsidiary acquired in 2012 sponsors a defined benefit plan. The benefits under the defined benefit plans are based on each employee’s years of service and compensation. Effective March 1, 2006, the plan was frozen to all new employees. The Company’s policy is to contribute the minimum amounts required by the Employee Retirement Income Security Act of 1974 (ERISA), as amended. The assets of the plans are invested in an investment trust fund and consist of investments in money market funds, bonds and common stock, mutual funds, preferred stock, and partnership interests.

Net periodic pension cost consists of the following components for the year ended December 31, 2012:

Pension Benefits
2012
Service cost	$—
Interest cost on benefit obligation	1,375
Expected return on plan assets	(1,391)
Curtailment and settlements	385
Amortization of prior service cost	—
Amortization of actuarial (gains) losses	—
Net periodic benefit cost	$369

ASC 715-30-25 requires an employer to recognize the funded status of its defined pension benefit plan as a net asset or liability in its statement of financial position with an offsetting amount in accumulated other comprehensive income, and to recognize changes in that funded status in the year in which changes occur through comprehensive income.

Other changes in plan assets and benefit obligation recognized in Other Comprehensive Loss consist of the following for the year ended December 31, 2012:

Pension Benefits
2012
Curtailment/settlement	$(385)
Current year actuarial loss	5,714
Amortization of actuarial gain (loss)	—
Current year prior service (credit) cost	—
Amortization of prior service credit (cost)	—
Amortization of transition asset (obligation)	—
Total recognized in other comprehensive (income) loss	$5,329
Total recognized in net periodic benefit cost and other comprehensive (income) loss	$5,698

The following table summarizes the change in benefit obligations and fair values of plan assets for the years ended December 31, 2012:

Pension Benefits
2012
Change in benefit obligation:
Benefit obligation at March 31, 2012	$35,624
Service Cost	—
Interest Cost	1,375
Plan amendments	—
Curtailment/settlement	(1,655)
Actuarial (gains) losses	7,069
Benefits paid	(2,372)
Benefit obligation at December 31, 2012	40,041
Change in plan assets:
Fair value of plan assets at March 31, 2012	25,045
Actual return on plan assets	1,091
Employer contributions	1,005
Benefits paid	(2,372)
Fair value of plan assets at December 31, 2012	24,769
Unfunded status	$15,272

Pension Benefits
2012
Amounts recognized in the balance sheet consist of:
Noncurrent liability	$15,272
Net amount recognized	$15,272

Note: For plans with assets less than the accumulated benefit obligation (ABO), the aggregate ABO is $40,041, while the aggregate asset value is $24,769 for the year ended December 31, 2012.

Amounts recognized in Accumulated Other Comprehensive Loss:

Pension Benefits
2012
Accumulated net actuarial losses	$(5,329)
Accumulated prior service cost	—
Accumulated transition obligation	—
Net amount recognized, net of tax	$(5,329)

The preceding table presents two measures of benefit obligations for the pension plan. Accumulated benefit obligation (ABO) generally measures the value of benefits earned to date. Projected benefit obligation (PBO) also includes the effect of assumed future compensation increases for plans in which benefits for prior service are affected by compensation changes. This pension plan has asset values less than these measures. Plan funding amounts are calculated pursuant to ERISA and Internal Revenue Code rules.

Weighted average assumptions used to determine benefit obligations as of December 31,:

Pension Benefits
2012
Discount rate	$5.23%
Rate of compensation increase	N/A

The discount rate assumptions at December 31, 2012 were determined independently. A yield curve was produced for a universe containing the majority of U.S.-issued Aa-graded corporate bonds, all of which were non-callable (or callable with make-whole provisions). The discount rate was developed as the level equivalent rate that would produce the same present value as that using spot rates aligned with the projected benefit payments.

Weighted average assumptions used to determine net periodic costs at December 31,:

Pension Benefits
2012
Discount rate	4.53%
Expected return on plan assets	7.40%
Rate of compensation increase	N/A

The expected return on plan assets is a long-term assumption established by considering historical and anticipated returns of the asset classes invested in by the pension plan and the allocation strategy currently in place among those classes.

Fair Value of Plan Assets

The Defined Benefit plan assets fall into any of three fair value classifications as defined in the Guidance for Fair Value Measurements. There are no Level 3 assets held by the plan. The fair value of the plan assets as of December 31, 2012 is as follows:

	December 31, 2012	Level 1	Level 2	Level 3
Asset Category:
Money Market Fund – Short Term Investments	$644	$82	$562	$—
Common Stock	9,981	9,981	—	—
Corporate Bonds	6,426	—	6,426	—
Mutual Funds	7,173	7,173	—	—
Foreign Stock	545	545	—
Total	$24,769	$17,781	$6,988	$—

The pension plans weighted-average target allocation for the year ended December 31, 2012 and strategic asset allocation matrix as of December 31, 2012 are as follows:

	Target Allocation	Plan Assets
	2012	2012
Asset Category:
Equity Securities	60%	56.5%
Debt Securities	40%	40.9%
Cash/Cash Equivalents	0%	2.6%
	100%	100%

The investment policy for the plans is formulated by the Company’s Pension Plan Committee (the “Committee”). The Committee is responsible for adopting and maintaining the investment policy, managing the investment of plan assets and ensuring that the plans’ investment program is in compliance with all provisions of ERISA, as well as the appointment of any investment manager who is responsible for implementing the plans’ investment process.

The goals of the pension plan investment program are to fully fund the obligation to pay retirement benefits in accordance with the plan documents and to provide returns that, along with appropriate funding from the Company, maintain an asset/liability ratio that is in compliance with all applicable laws and regulations and assures timely payment of retirement benefits.

The Company’s overall investment strategy is to achieve a mix of approximately 50 percent of investments for long-term growth and 50 percent for near-term benefit payments with a wide diversification of asset types and fund strategies.

Equity securities primarily include investments in large-cap and mid-cap companies primarily located in the United States, as well as a smaller percentage invested in large-cap and mid-cap companies located outside of the United States. Fixed income securities are diversified across different asset types with bonds issued in the United States as well as outside the United States.

The target allocation of plan assets is 50 percent equity securities and 50 percent corporate bonds and U.S. Treasury securities.

The Plan invests in various investment securities. The investments are primarily invested in corporate equity and bond securities. Investment securities are exposed to various risks such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the preceding tables.

The above tables present information about the pension plan assets measured at fair value at December 31, 2012 and the valuation techniques used by the Company to determine those fair values.

In general, fair values determined by Level 1 inputs use quoted prices in active markets for identical assets that the Plan has the ability to access.

Fair values determined by Level 2 inputs use other inputs that are observable, either directly or indirectly. These Level 2 inputs include quoted prices for similar assets in active markets, and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset.

In instances where inputs used to measure fair value fall into different levels in the above fair value hierarchy, fair value measurements in their entirety are categorized based on the lowest level input that is significant to the valuation. The Company’s assessment of the significance of particular inputs to these fair value measurements requires judgment and considers factors specific to each plan asset.

The net of investment manager fee asset return objective is to achieve a return earned by passively managed market index funds, weighted in the proportions identified in the strategic asset allocation matrix. Each investment manager is expected to perform in the top one-third of funds having similar objectives over a full market cycle.

The investment policy is reviewed by the Committee at least annually and confirmed or amended as needed. Under ASC 715-30-25, the transition obligation, prior service costs, and actuarial (gains)/losses are recognized in Accumulated Other Comprehensive Income each December 31 or any interim measurement date, while amortization of these amounts through net periodic benefit cost will occur in accordance with ASC 715-30 and ASC 715-60. The estimated amounts that will be amortized in 2013 are as follow:

Estimated 2013 Amortization	Pension Benefits
Prior service cost (credit) amortization	$—
Net loss amortization	38
Total	$38

The following estimated benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Pension Benefits
Estimated Future Benefit Payments for FYE 12/31
2013	$1,101
2014	$1,088
2015	$1,058
2016	$1,079
2017	$1,219
2018 – 2022	$7,671

The pension plan contributions are deposited into a trust, and the pension plan benefit payments are made from trust assets.